Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,023,467	¥ 981,379
Book value of guarantee liabilities	54,100	51,368
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	181,041	166,906
Book value of guarantee liabilities	¥ 1,329	¥ 1,227
Maturity of the longest contract (Years)	2058	2058
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 331,804	¥ 297,153
Book value of guarantee liabilities	¥ 40,794	¥ 37,596
Maturity of the longest contract (Years)	2029	2029
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 17,528	¥ 28,408
Book value of guarantee liabilities	¥ 4,872	¥ 5,021
Maturity of the longest contract (Years)	2048	2048
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 552	¥ 615
Book value of guarantee liabilities	¥ 243	¥ 230
Maturity of the longest contract (Years)	2024	2025
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 492,542	¥ 488,297
Book value of guarantee liabilities	¥ 6,862	¥ 7,294
Maturity of the longest contract (Years)	2026	2025